COMPENSATION EXPENSE - Option Activity (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares
Reconciliation Of Changes In Share-Based Payment Arrangements [Abstract]
Exercised (in shares)	(57,607)	(57,607)
Ending balance (in shares)	3,631,723	3,631,723
Ending balance (in dollars per share) | (per share)	$ 10.75	$ 8.54
TSX
Reconciliation Of Changes In Share-Based Payment Arrangements [Abstract]
Beginning balance (in shares)	3,443,770	3,443,770	1,985,563	1,985,563
Granted (in shares)	112,000	112,000	1,466,541	1,466,541
Exercised (in shares)	(225,000)	(225,000)	(8,334)	(8,334)
Cancelled (in shares)	(95,000)	(95,000)
Ending balance (in shares)	3,235,770	3,235,770	3,443,770	3,443,770
Beginning balance (in dollars per share) | $ / shares	$ 10.61		$ 10.45
Granted (in dollars per share) | $ / shares	11.27		10.81
Exercised (in dollars per share) | $ / shares	8.85		9.81
Cancelled (in dollars per share) | $ / shares	10.81
Ending balance (in dollars per share) | $ / shares	$ 10.75		$ 10.61
NYSE
Reconciliation Of Changes In Share-Based Payment Arrangements [Abstract]
Beginning balance (in shares)	395,953	395,953	31,764	31,764
Granted (in shares)	0	0	364,189	364,189
Exercised (in shares)	0	0	0	0
Cancelled (in shares)	0	0
Ending balance (in shares)	395,953	395,953	395,953	395,953
Beginning balance (in dollars per share) | $ / shares		$ 8.54		$ 14.67
Granted (in dollars per share) | $ / shares		0		8.00
Exercised (in dollars per share) | $ / shares		0		0
Cancelled (in dollars per share) | $ / shares		0
Ending balance (in dollars per share) | $ / shares		$ 8.54		$ 8.54